General information (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of being consolidated in these financial statements
The following entities are part of the Group and are being consolidated in these financial statements:

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2023	2022	2021
VTEX (“VTEX”)	Cayman	Holding	Technology Services
VTEX Argentina S.A. (“VTEX ARG”)	Argentina	Subsidiary	Technology Services	100	100	100
VTEX Brasil Tecnologia para E-commerce LTDA. (“VTEX Brazil”)	Brazil	Subsidiary	Technology Services	100	100	100
VTEX Day Eventos LTDA (“VTEX DAY”)	Brazil	Subsidiary	Production of events	100	100	100
Loja Integrada Tecnologia Para Softwares S.A. (“Loja Integrada”)	Brazil	Subsidiary	Technology Services	98.68	99.58	99.87
Suiteshare Tecnologia da Informação S.A (“Suiteshare”) (i)	Brazil	Subsidiary	Technology Services	—	—	100
VTEX Chile SPA (“VTEX CHI”)	Chile	Subsidiary	Subsidiary	100	100	100
VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)	Colombia	Subsidiary	Technology Services	100	100	100
VTEX Commerce Cloud Solutions LLC (“VTEX USA”)	USA	Subsidiary	Technology Services	100	100	100
VTEX Ecommerce Platform Limited (“VTEX UK”)	UK	Subsidiary	Technology Services	100	100	100

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2023	2022	2021
VTEX Mexico Soluciones en Ecommerce S.R.L. de C.V. (“VTEX MEX”) (ii)	Mexico	Subsidiary	Technology Services	100	100	99.99
EICOM Business School S.A.P.I De C.V. (“Escuela”)	Mexico	Subsidiary	Technology Services	100	100	100
Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”)	Peru	Subsidiary	Technology Services	100	100	100
VTEX Platform España, S.L. (“VTEX ESP”) (iii)	Spain	Subsidiary	Technology Services	100	100	—
VTEX Ecommerce Platform Limited - Sede Secondaria (“VTEX ITA”)	Italy	Branch	Technology Services	100	100	100
VTEX Ecommerce Platform Limited London - Sucursala Bucuresti (“VTEX ROM”)	Romania	Branch	Technology Services	100	100	100
VTEX Ecommerce Platform Limited – Sucursal em Portugal (“VTEX PORT”)	Portugal	Branch	Technology Services	100	100	100

(i)	Suiteshare was acquired in April 2021, refer to note 3.2 for additional details. In March 2022 it was merged into VTEX Brazil.
(ii)	In May 2021, the Group acquired the non-controlling interest of VTEX MEX. Refer to note 19.2(d) for additional details.
(iii)	VTEX ESP was created in March/ 2022 to fulfill the Group’s operational needs.